Condensed financial information of the parent company (Details 2) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (368,815)	$ 387,660
Changes in operating assets and liabilities:
Net cash used in operating activities	(70,582)	447,153
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(368,815)	387,660
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity (loss) income of subsidiaries	160,923	(387,660)
Changes in operating assets and liabilities:
Due to related parties	207,892
Net cash used in operating activities
CHANGES IN CASH
CASH AND RESTRICTED CASH, beginning of the period
CASH AND RESTRICTED CASH, end of the period